Revenues, Deferred Revenues and Segments (Details)	12 Months Ended
Dec. 31, 2025 Segment
Revenues, Deferred Revenues and Segments [Line Items]
Number of operating segments (in Segment)	2
No customer [Member]
Revenues, Deferred Revenues and Segments [Line Items]
Total revenue	10.00%
Maximum [Member] | Customer One [Member]
Revenues, Deferred Revenues and Segments [Line Items]
Total revenue	25.00%
Minimum [Member] | Customer Two [Member]
Revenues, Deferred Revenues and Segments [Line Items]
Total revenue	21.00%